SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Movement of Allowance for Financing Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	¥ 65,489	¥ 32,975
Current year net provision	38,625	35,293	¥ 32,700
Write-off	(14,605)	(2,779)
Disposal	(48,774)
Balance at end of the year	¥ 40,735	¥ 65,489	¥ 32,975
Loan term of financing receivables	24 months